Income Tax (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets and Liabilities:
Net operating loss carry forwards	$ 38,163	$ 73,323	$ 154,423
Valuation allowance	(38,163)	(73,323)	(154,423)
Net deferred tax assets